GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	COMMON STOCKS - 97.70%
	Australia - 4.51%
2,547	Afterpay, Ltd. (a)	$231,537
15,447	AGL Energy, Ltd.	142,582
4,661	Ampol, Ltd.	102,209
9,672	APA Group - Stapled Security (e)	71,964
638	ASX, Ltd.	35,407
12,006	Australia & New Zealand Banking Group, Ltd.	210,683
3,326	BHP Billiton, Ltd.	108,676
20,160	BlueScope Steel, Ltd.	272,257
14,061	CIMIC Group, Ltd. (a)	264,490
4,127	Coca-Cola Amatil, Ltd.	41,122
1,204	Cochlear, Ltd.	175,682
42,802	Coles Group, Ltd.	598,005
6,172	Commonwealth Bank of Australia	392,305
2,684	CSL, Ltd.	586,434
7,995	Evolution Mining, Ltd.	30,768
23,131	Fortescue Metals Group, Ltd.	417,802
477	Macquarie Group, Ltd.	50,915
8,717	Magellan Financial Group Ltd.	361,044
53,349	Medibank Private, Ltd.	123,564
9,139	National Australia Bank, Ltd.	159,328
2,064	Newcrest Mining, Ltd.	41,193
4,152	Northern Star Resources, Ltd.	40,582
2,762	REA Group, Ltd.	316,380
540	Rio Tinto, Ltd.	47,488
1,891	Sonic Healthcare, Ltd.	46,853
42,422	South32, Ltd.	81,076
9,926	Suncorp Group, Ltd.	74,698
12,878	Telstra Corp., Ltd.	29,576
3,355	Transurban Group - Stapled Security (e)	35,354
8,803	Wesfarmers, Ltd.	342,147
10,895	Westpac Banking Corp.	162,132
3,978	Woodside Petroleum, Ltd.	69,797
14,478	Woolworths, Ltd.	438,835
		6,102,885
	Austria - 0.72%
1,125	Erste Group Bank AG	34,270
7,188	OMV AG	287,109
11,162	Raiffeisen Bank International AG (a)	226,829
695	Verbund AG	59,045
10,204	voestalpine AG	364,186
		971,439
	Belgium - 0.80%
4,843	Ageas SA	257,196
1,080	Anheuser-Busch InBev SA	75,348
3,997	Colruyt SA	236,103
717	Elia Group SA	85,581
487	Sofina SA	164,740
2,497	UCB SA	257,932
		1,076,900
	Canada - 8.34%
2,206	Agnico Eagle Mines, Ltd.	155,264
6,718	Algonquin Power & Utilities Corp.	110,568
7,200	Alimentation Couche-Tard, Inc. - Series B	245,374
3,399	AltaGas, Ltd.	49,988
21,483	B2Gold Corp.	120,335
4,031	Bank of Montreal	306,481
10,568	Barrick Gold Corp.	240,767
3,947	Bausch Health Cos., Inc. (a)	81,892
612	BCE, Inc.	26,170
775	Brookfield Asset Management, Inc. - Class A	32,037
2,109	Canadian Imperial Bank of Commerce	180,132
1,495	Canadian National Railway Co.	164,357
7,214	Canadian Natural Resources, Ltd.	173,365
558	Canadian Pacific Railway, Ltd.	193,553
451	Canadian Tire Corp., Ltd.- Class A	59,287
5,048	Cenovus Energy, Inc. (a)	30,735
985	CGI, Inc. (a)	78,148
29,032	CI Financial Corp.	359,906
525	Constellation Software, Inc.	681,737
4,819	Dollarama, Inc.	196,410
955	Emera, Inc.	40,589
18,226	Empire Co., Ltd. - Series A	498,140
2,095	Enbridge, Inc.	67,002
667	FirstService Corp.	91,291
1,137	Fortis, Inc.	46,448
1,440	Franco-Nevada Corp.	180,552
3,090	George Weston, Ltd.	230,809
2,256	Great-West Lifeco, Inc.	53,790
4,951	Hydro One, Ltd.	111,435
5,011	iA Financial Corp., Inc.	217,226
1,703	Imperial Oil, Ltd.	32,323
244	Intact Financial Corp.	28,891
17,938	Kinross Gold Corp.	131,621
1,691	Kirkland Lake Gold Ltd.	69,877
6,709	Loblaw Cos., Ltd.	331,049
3,179	Magna International, Inc.	225,045
25,276	Manulife Financial Corp.	449,762
2,573	Metro, Inc.	114,814
2,357	National Bank of Canada	132,654
3,695	Northland Power, Inc.	132,572
2,433	Nutrien, Ltd.	117,053
2,808	Pan American Silver Corp.	96,843
7,203	Power Corp. of Canada	165,405
1,968	Ritchie Bros Auctioneers, Inc.	136,797
9,264	Royal Bank of Canada	761,192
1,602	Saputo, Inc.	44,842
649	Shopify, Inc. - Class A (a)	732,831
1,709	Sun Life Financial, Inc.	75,991
2,044	TELUS Corp.	40,482
4,974	The Bank of Nova Scotia	268,844
10,374	The Toronto-Dominion Bank	586,140
1,168	Thomson Reuters Corp.	95,595
1,226	TMX Group, Ltd.	122,456
976	Topicus.com, Inc. (a)(b)(g)(h)	3,691
862	Toromont Industries, Ltd.	60,406
4,318	Wheaton Precious Metals Corp.	180,332
10,248	WSP GLOBAL, Inc.	970,859
24,961	Yamana Gold, Inc.	142,561
		11,274,716
	Cayman Islands - 0.22%
27,576	CK Asset Holdings, Ltd.	141,104
56,720	Xinyi Glass Holdings, Ltd.	158,648
		299,752
	Denmark - 2.81%
172	A.P. Moeller - Maersk AS - Class A	355,314
178	A.P. Moeller - Maersk AS - Class B	396,095
2,617	Ambu AS - Class B	112,425
543	Carlsberg AS - Series B	87,050
2,310	Coloplast AS - Series B	353,266
7,614	Danske Bank AS (a)	125,840
1,050	DSV AS	176,465
566	Genmab AS (a)	229,509
350	GN Store Nord AS	27,900
14,384	Novo Nordisk AS - Series B	1,003,416
1,508	Orsted AS	308,545
3,470	Pandora AS	388,355
144	ROCKWOOL International AS - B Shares	53,893
778	Vestas Wind Systems AS	183,786
		3,801,859
	Finland - 0.73%
499	Elisa OYJ	27,355
4,430	Kesko OYJ	113,702
1,254	Kone OYJ - Series B	102,175
2,519	Neste OYJ	182,888
18,329	Nokia OYJ (a)	70,792
10,599	Orion OYJ - Class B	486,862
		983,774
	France - 9.58%
2,209	Air Liquide SA	362,157
336	Amundi SA (a)	27,384
335	Arkema SA	38,331
6,890	Atos SE (a)	629,161
3,572	AXA SA	85,664
2,579	BioMerieux	362,979
7,222	BNP Paribas SA (a)	381,263
90,143	Bollore SA	373,203
5,605	Bouygues SA	230,521
840	Capgemini SE	130,663
14,006	Carrefour SA	239,843
8,316	Cie de Saint-Gobain (a)	382,471
328	Cie Generale des Etablissements Michelin SCA	42,232
20,289	CNP Assurances (a)	329,634
22,956	Credit Agricole SA (a)	290,206
3,625	Danone SA	238,546
175	Dassault Systemes SE	35,493
2,670	Eiffage SA (a)	258,086
5,417	Engie SA (a)	83,042
874	EssilorLuxottica SA	136,198
578	Hermes International	621,507
379	Iliad SA	77,795
4,852	Ipsen SA	401,201
624	Kering SA	452,855
10,225	La Francaise des Jeux SAEM	468,671
1,202	Legrand SA	107,526
2,346	L'Oreal SA	895,116
2,116	LVMH Moet Hennessy Louis Vuitton SE	1,324,611
31,772	Natixis SA (a)	108,867
6,932	Publicis Groupe SA	344,528
655	Safran SA (a)	92,835
8,167	Sanofi-Aventis SA	791,566
1,578	Sartorius Stedim Biotech	562,513
2,818	Schneider Electric SE	407,276
1,778	SEB SA	323,298
8,682	Suez Environnement Co. SA	172,070
413	Teleperformance	137,107
8,213	Total SA	354,489
1,065	Ubisoft Entertainment SA (a)	102,632
8,317	Veolia Environnement SA	205,074
2,580	Vinci SA	256,991
879	Worldline SA (a)	85,393
		12,950,998
	Germany - 8.33%
2,059	adidas AG (a)	749,070
1,992	Allianz SE	489,378
6,645	Bayer AG	391,463
1,661	Bayerische Motoren Werke AG	146,593
124	Bechtle AG	27,229
2,051	Beiersdorf AG	235,781
2,052	Brenntag AG	159,566
1,040	Carl Zeiss Meditec AG	137,922
685	Covestro AG	42,205
6,826	Daimler AG	483,819
1,888	Delivery Hero SE (a)	295,261
5,521	Deutsche Bank AG (a)	60,725
1,322	Deutsche Boerse AG	225,099
12,788	Deutsche Post AG	633,460
16,977	Deutsche Telekom AG	309,872
1,560	Deutsche Wohnen SE	83,233
8,128	E.ON SE	90,003
815	Fresenius Medical Care AG & Co. KGaA	67,960
3,520	Fresenius SE & Co. KGaA	162,770
1,008	GEA Group AG	36,053
6,194	HeidelbergCement AG	461,175
7,203	HelloFresh SE (a)	557,164
879	Hochtief AG	85,536
6,239	Infineon Technologies AG	238,257
1,772	KION Group AG	153,671
2,052	Knorr-Bremse AG	280,308
1,822	Merck KGaA	312,497
3,765	Nemetschek SE	279,807
5,262	Puma SE (a)	592,113
218	Rational AG	202,599
6,861	RWE AG	290,268
4,888	SAP SE	633,084
2,161	Scout24 AG	176,583
2,332	Siemens AG	335,914
5,185	Siemens Energy AG (a)	190,026
550	Symrise AG	73,118
9,320	Uniper SE	322,935
1,917	United Internet AG	80,696
1,379	Volkswagen AG	287,524
1,651	Vonovia SE	120,579
6,849	Zalando SE (a)	761,820
		11,263,136
	Hong Kong - 2.33%
72,146	AIA Group, Ltd.	879,180
19,890	BOC Hong Kong Holdings, Ltd.	60,291
52,531	CK Hutchison Holdings, Ltd.	366,763
1,758	Hang Seng Bank, Ltd.	30,340
37,145	HK Electric Investments & HK Electric Investments, Ltd. - Stapled Security (e)	36,558
11,731	Hong Kong Exchange & Clearing, Ltd.	643,465
2,811	Jardine Matheson Holdings, Ltd.	157,242
11,846	Jardine Strategic Holdings, Ltd.	294,455
155,130	PCCW, Ltd.	93,419
8,517	Swire Pacific, Ltd. - Class A	46,915
22,687	Techtronic Industries Co., Ltd.	324,275
258,702	WH Group, Ltd.	216,935
		3,149,838
	Ireland - 0.52%
1,417	CRH PLC	60,260
559	DCC PLC	39,556
5,189	James Hardie Industries PLC (a)	153,787
643	Kingspan Group PLC (a)	45,059
842	Kingspan Group PLC (a)	58,962
876	Flutter Entertainment PLC (a)	178,121
3,543	Smurfit Kappa Group PLC	165,610
		701,355
	Isle Of Man - 0.15%
13,132	Entain PLC (a)	203,688

	Israel - 0.60%
1	International Flavors & Fragrances, Inc.	62
713	Nice, Ltd. (a)	201,720
39,563	Teva Pharmaceutical Industries, Ltd. - ADR (a)(c)	381,783
920	Wix.com, Ltd. - ADR (a)(c)	229,963
		813,528
	Italy - 2.85%
7,382	Assicurazioni Generali SpA	129,246
2,326	Atlantia SpA (a)	42,003
1,386	DiaSorin SpA	289,382
52,665	Enel SpA	535,849
14,455	FinecoBank Banca Fineco SpA (a)	238,391
7,503	Infrastrutture Wireless Italiane SpA	90,954
68,135	Intesa Sanpaolo SpA (a)	161,051
7,122	Moncler SpA (a)	437,862
4,536	Nexi SpA (a)	90,262
24,195	Poste Italiane SpA	247,484
4,911	Prysmian SpA	174,794
3,313	Recordati SpA	184,231
25,012	Snam SpA	141,257
953,392	Telecom Italia SpA	442,514
950,413	Telecom Italia SpA - Savings Shares	495,224
19,073	Terna Rete Elettrica Nazionale SpA	146,560
		3,847,064
	Japan - 22.87%
1,355	ABC-Mart, Inc.	75,341
4,821	Advantest Corp.	361,102
4,688	Aeon Co., Ltd.	153,796
6,296	Asahi Intecc Co., Ltd.	229,963
23,096	Astellas Pharma, Inc.	357,613
1,093	AZBIL Corp.	59,789
2,653	Bandai Namco Holdings, Inc.	229,752
10,130	Brother Industries, Ltd.	209,118
7,477	Calbee, Inc.	225,391
3,313	Capcom Co., Ltd.	214,857
1,379	Casio Computer Co., Ltd.	25,236
10,906	Chubu Electric Power Co., Inc.	131,613
8,283	Chugai Pharmaceutical Co., Ltd.	441,941
5,715	Coca-Cola Bottlers Japan, Inc.	89,270
630	Cosmos Pharmaceutical Corp.	101,731
4,674	CyberAgent, Inc.	322,434
1,403	Daifuku Co., Ltd.	173,615
10,239	Daiichi Sankyo Co., Ltd.	350,893
839	Daikin Industries, Ltd.	186,650
388	Disco Corp.	130,769
1,390	Don Quijote Co., Ltd.	32,114
3,051	Eisai Co., Ltd.	218,187
243	Fast Retailing Co., Ltd.	217,893
1,957	FUJIFILM Holdings Corp.	103,236
1,626	Fujitsu, Ltd.	235,015
576	GMO Payment Gateway, Inc.	77,405
4,154	Hakuhodo DY Holdings, Inc.	57,079
822	Hamamatsu Photonics KK	47,030
571	Harmonic Drive Systems, Inc.	51,097
6,510	Hitachi, Ltd.	256,945
12,521	Honda Motor Co., Ltd.	353,296
4,525	Hoya Corp.	626,689
1,257	IBIDEN Co., Ltd.	58,761
13,825	Iida Group Holdings Co., Ltd.	279,516
35,064	Inpex Corp.	189,076
4,584	Ito En, Ltd.	290,268
17,565	ITOCHU Corp.	505,171
3,120	Itochu Techno-Solutions Corp.	111,409
32,630	Japan Post Holdings Co., Ltd.	254,160
19,221	Japan Post Insurance Co., Ltd.	394,110
3,182	JSR Corp.	88,722
97,944	JXTG Holdings, Inc.	351,786
14,340	Kajima Corp.	192,371
8,068	Kakaku.com, Inc.	220,848
2,364	Kao Corp.	182,634
11,125	KDDI Corp.	329,859
680	Keyence Corp.	382,512
2,949	Kikkoman Corp.	205,241
1,469	Kobayashi Pharmaceutical Co., Ltd.	179,551
5,782	Kobe Bussan Co., Ltd.	177,652
2,117	Koei Tecmo Holdings Co., Ltd.	129,240
2,291	Kose Corp.	391,486
1,959	Lasertec Corp.	229,934
1,447	Lawson, Inc.	67,338
4,011	Lion Corp.	97,166
10,427	LIXIL Group Corp.	226,127
4,662	M3, Inc.	440,407
60,169	Marubeni Corp.	400,871
9,811	Medipal Holdings Corp.	184,499
2,262	MEIJI Holdings Co., Ltd.	159,199
2,027	Mercari, Inc. (a)	89,854
7,536	MISUMI Group, Inc.	247,387
57,415	Mitsubishi Chemical Holdings Corp.	347,840
14,173	Mitsubishi Corp.	349,391
3,234	Mitsubishi Gas Chemical Co., Inc.	74,367
7,931	Mitsubishi UFJ Financial Group, Inc.	35,115
40,974	Mitsubishi UFJ Lease & Finance Co., Ltd.	196,753
1,736	Mitsui & Co., Ltd.	31,828
4,580	Mitsui Chemicals, Inc.	134,539
1,181	Miura Co., Ltd.	65,933
6,560	Mizuho Financial Group, Inc.	83,261
10,575	MonotaRO Co., Ltd.	537,092
2,991	Murata Manufacturing Co., Ltd.	270,774
577	NEC Corp.	30,990
4,277	Nexon Co., Ltd.	131,966
1,457	Nidec Corp.	184,322
2,285	Nihon M&A Center, Inc.	152,805
386	Nintendo Co., Ltd.	247,789
2,244	Nippon Paint Holdings Co., Ltd.	246,576
24,313	Nippon Telegraph & Telephone Corp.	623,847
833	Nissin Foods Holdings Co., Ltd.	71,401
1,636	Nitori Holdings Co., Ltd.	342,090
31,686	Nomura Holdings, Inc.	167,526
5,232	Nomura Research Institute, Ltd.	187,167
17,264	Obayashi Corp.	149,067
471	Obic Co., Ltd.	94,661
32,055	Oji Holdings Corp.	182,492
21,555	Olympus Corp.	471,923
3,329	OMRON Corp.	297,184
4,253	Ono Pharmaceutical Co., Ltd.	128,163
558	Oracle Corp.	72,738
14,444	ORIX Corp.	222,208
3,368	Osaka Securities Exchange Co., Ltd.	86,058
2,529	Otsuka Holdings Co., Ltd.	108,359
14,250	Persol Holdings Co., Ltd.	257,451
4,912	Pigeon Corp.	202,732
15,072	Pola Orbis Holdings, Inc.	306,060
8,678	Rakuten, Inc.	83,507
11,724	Recruit Holdings Co., Ltd.	492,443
42,166	Resona Holdings, Inc.	147,613
14,898	Ricoh Co., Ltd.	97,967
582	Rinnai Corp.	67,653
15,320	Ryohin Keikaku Co., Ltd.	313,517
4,071	Seiko Epson Corp.	60,496
18,161	Sekisui House, Ltd.	369,972
3,693	Seven & I Holdings Co., Ltd.	130,771
3,771	SG Holdings Co., Ltd.	102,821
755	Shimadzu Corp.	29,347
772	Shimamura Co., Ltd.	81,118
337	Shimano, Inc.	78,885
1,337	Shin-Etsu Chemical Co., Ltd.	234,665
13,619	Shinsei Bank, Ltd.	168,247
548	Shionogi & Co., Ltd.	29,960
5,821	Shiseido Co., Ltd.	402,954
271	SMC Corp.	165,510
4,581	SoftBank Group Corp.	355,646
7,541	Sony Corp.	759,892
981	Square Enix Holdings Co., Ltd.	59,479
46,379	Sumitomo Chemical Co., Ltd.	186,944
17,884	Sumitomo Corp.	237,016
10,968	Sumitomo Dainippon Pharma Co., Ltd.	162,101
1,579	Sumitomo Metal Mining Co., Ltd.	70,236
10,559	Sumitomo Mitsui Financial Group, Inc.	327,310
4,758	Sumitomo Mitsui Trust Holdings, Inc.	146,807
7,070	Sundrug Co., Ltd.	282,566
3,549	Suzuken Co., Ltd.	128,381
2,855	Sysmex Corp.	343,533
8,800	T&D Holdings, Inc.	104,094
5,040	Taiheiyo Cement Corp.	126,247
795	Taisho Pharmaceutical Holdings Co., Ltd.	53,608
5,406	Takeda Pharmaceutical Co., Ltd.	195,640
515	TDK Corp.	77,705
670	Terumo Corp.	28,037
997	Tokyo Electron, Ltd.	372,442
6,897	Tokyo Gas Co., Ltd.	159,632
37,272	Toray Industries, Inc.	221,075
1,424	Toyo Suisan Kaisha, Ltd.	69,302
5,003	Toyota Motor Corp.	386,082
11,648	Toyota Tsusho Corp.	471,354
1,343	Trend Micro, Inc.	77,321
1,819	Tsuruha Holdings, Inc.	258,669
2,478	Unicharm Corp.	117,522
11,512	Welcia Holdings Co., Ltd.	434,260
54,932	Yamada Denki Co., Ltd.	291,855
680	Yamaha Corp.	40,069
3,184	Yamato Holdings Co., Ltd.	81,296
14,269	Yamazaki Baking Co., Ltd.	238,313
20,486	Z Holdings Corp.	123,966
15,136	ZOZO, Inc.	372,865
		30,915,194
	Jersey - 1.02%
5,660	Ferguson PLC	687,694
157,696	Glencore PLC (a)	500,811
17,421	WPP PLC	188,774
		1,377,279
	Luxembourg - 0.28%
1,460	Eurofins Scientific SE (a)	123,145
4,895	SES SA	45,940
25,615	Tenaris SA	207,576
		376,661
	Mexico - 0.11%
9,784	Fresnillo PLC	151,120

	Netherlands - 4.50%
108	Adyen NV (a)	250,941
79,252	Aegon NV	316,124
566	Akzo Nobel NV	60,751
33,735	ArcelorMittal SA (a)	771,513
223	Argenx SE (a)	65,713
2,308	ASML Holding NV	1,117,474
876	Ferrari NV	203,180
28,833	ING Groep NV (a)	268,083
22,273	Koninklijke Ahold Delhaize NV	628,347
1,334	Koninklijke DSM NV	229,408
7,486	Koninklijke Philips NV (a)	403,250
8,411	NN Group NV	363,607
1,695	Prosus NV	183,023
2,437	Qiagen NV (a)	126,380
5,342	Randstad Holding NV (a)	345,800
9,706	STMicroelectronics NV	359,079
4,647	Wolters Kluwer NV	391,626
		6,084,299
	New Zealand - 0.42%
6,669	a2 Milk Co., Ltd. (a)	58,004
7,064	Fisher & Paykel Healthcare Corp., Ltd.	167,761
15,343	Meridian Energy, Ltd.	82,171
17,409	Spark New Zealand, Ltd.	58,968
1,772	Xero, Ltd. (a)	201,121
		568,025
	Norway - 0.70%
4,603	Adevinta ASA (a)	77,377
5,590	Gjensidige Forsikring ASA	124,765
50,917	Norsk Hydro ASA	236,972
9,998	Orkla ASA	101,504
2,091	Schibsted ASA - Class A (a)	89,118
8,709	Schibsted ASA - Class B (a)	323,283
		953,019
	Portugal - 0.38%
46,949	EDP - Energias de Portugal SA	294,674
12,880	Jeronimo Martins SGPS SA	216,508
		511,182
	Singapore - 1.20%
13,194	DBS Group Holdings, Ltd.	250,036
26,845	Oversea-Chinese Banking Corp., Ltd.	204,572
78,960	Singapore Exchange, Ltd.	554,615
15,474	United Overseas Bank, Ltd.	263,745
3,725	Venture Corp., Ltd.	54,772
84,970	Wilmar International, Ltd.	299,165
		1,626,905
	Spain - 1.78%
19,865	ACS, Actividades de Construccion y Servicios SA	659,974
13,597	CaixaBank SA	34,948
4,126	Cellnex Telecom SA	247,777
2,125	Enagas SA	46,749
3,702	Endesa SA	101,541
1,762	Grifols SA	51,444
41,331	Iberdrola SA	593,935
13,892	Industria de Diseno Textil SA	440,927
3,132	Siemens Gamesa Renewable Energy SA	127,178
26,193	Telefonica SA	104,186
		2,408,659
	Sweden - 3.18%
1,290	Assa Abloy AB - Series B	31,879
4,546	Atlas Copco AB - Class A	233,648
3,854	Atlas Copco AB - Class B	172,996
2,834	Epiroc AB - Class A	51,507
4,137	Epiroc AB - Class B	69,840
2,982	EQT AB	75,694
2,701	Essity AB - Class B	87,024
7,634	Evolution Gaming Group AB	767,481
15,091	Hennes & Mauritz AB - Series B (a)	316,791
798	Hexagon AB - Class B	73,162
9,979	Husqvarna AB - Class B	129,507
1,010	ICA Gruppen AB	50,521
4,512	Investment AB Latour - B Shares	109,293
4,173	Investor AB - B Shares	303,725
5,363	Kinnevik AB - B Shares (a)	269,419
1,720	L E Lundbergforetagen AB - Series B (a)	92,276
7,130	Nibe Industrier AB - B Shares	233,820
11,856	Skanska AB - B Shares	302,139
2,274	SKF AB - B Shares	59,168
8,135	Svenska Cellulosa AB - Series B (a)	142,233
6,600	Swedish Match AB	513,617
13,828	Telefonaktiebolaget LM Ericsson - Series B	164,490
2,218	Volvo AB - Class B (a)	52,507
		4,302,737
	Switzerland - 8.02%
6,553	ABB, Ltd.	183,807
2,468	Adecco Group AG	164,377
637	Banque Cantonale Vaudoise	69,337
426	Cie Financiere Richemont SA - A Shares	38,486
1,669	Coca-Cola HBC AG	54,047
37,981	Credit Suisse Group AG	490,368
108	EMS-Chemie Holding AG	103,892
62	Givaudan SA	262,311
2,024	Kuehne & Nagel International AG	459,283
4,312	LafargeHolcim, Ltd.	236,676
3,778	Logitech International SA	366,825
429	Lonza Group AG	276,348
21,107	Nestle SA	2,495,086
14,432	Novartis AG	1,358,888
438	Partners Group Holding AG	514,668
6,361	Roche Holdings AG	2,215,527
121	SGS SA	364,739
635	Sika AG	173,097
110	Sonova Holding AG (a)	28,610
221	Straumann Holding AG	258,884
96	Swiss Life Holding AG	44,781
50	Swisscom AG	26,927
559	The Swatch Group AG - Group I	151,960
2,516	The Swatch Group AG - Group N	132,775
16,125	UBS Group AG	227,037
335	Zurich Insurance Group AG	141,176
		10,839,912
	United Kingdom - 10.75%
15,937	Admiral Group PLC	630,180
4,830	Anglo American PLC	159,498
4,729	Ashtead Group PLC	222,741
3,495	Associated British Foods PLC (a)	107,907
9,052	AstraZeneca PLC	902,606
60,490	Auto Trader Group PLC	492,374
2,539	AVEVA Group PLC	110,849
76,040	Aviva PLC	338,229
89,497	Barclays PLC (a)	179,540
3,222	Berkeley Group Holdings PLC	208,424
3,359	BHP Group PLC	88,692
19,034	BP PLC	65,681
14,115	British American Tobacco PLC	524,188
55,570	BT Group PLC (a)	100,163
3,603	Bunzl PLC	120,297
15,237	Burberry Group PLC (a)	372,090
3,802	Coca-Cola European Partners PLC - ADR	189,454
1,268	Croda International PLC	114,031
3,700	Diageo PLC	146,405
44,173	Evraz PLC	282,307
5,121	Experian PLC	194,540
35,076	GlaxoSmithKline PLC	641,821
5,451	Halma PLC	182,556
20,564	Hargreaves Lansdown PLC	428,186
5,512	Hikma Pharmaceuticals PLC	189,451
3,972	Imperial Brands PLC	83,311
152,021	J. Sainsbury PLC	467,269
40,986	JD Sports Fashion PLC (a)	481,514
5,056	Johnson Matthey Plc	167,509
89,378	Kingfisher PLC (a)	330,265
71,012	Legal & General Group PLC	258,798
2,565	London Stock Exchange Group PLC	316,615
183,237	M&G PLC	494,589
20,470	National Grid PLC	241,903
2,861	Next PLC (a)	275,876
6,058	Ocado Group PLC (a)	189,435
2,617	Persimmon PLC	98,773
2,381	Reckitt Benckiser Group PLC	212,515
11,013	RELX PLC	269,460
22,679	Rentokil Initial PLC (a)	158,122
3,901	Rio Tinto PLC	293,641
19,393	Royal Dutch Shell PLC - Class A	340,084
18,696	Royal Dutch Shell PLC - Class B	316,874
884	Schroders PLC	40,307
4,793	Severn Trent PLC	149,628
9,237	Smith & Nephew PLC	191,876
394	Spirax-Sarco Engineering PLC	60,819
8,520	SSE Plc	174,517
14,071	St. James's Place PLC	217,736
31,220	Standard Chartered PLC (a)	198,246
31,379	Tesco PLC	99,025
39,771	The Sage Group PLC	315,791
11,301	Unilever PLC	677,764
6,957	United Utilities Group PLC	85,091
201,080	Vodafone Group PLC	330,272
		14,529,835
	Total Common Stocks (Cost $94,834,727)	132,085,759

	INVESTMENT COMPANIES - 0.04%
	Canada - 0.00% (f)
148	iShares MSCI Canada ETF	4,564

	Japan - 0.04%
664	iShares MSCI EAFE ETF	48,446
	Total Investment Companies (Cost $46,074)	53,010

	PARTICIPATORY NOTES - 0.03%
	Switzerland - 0.03%
129	Schindler Holding AG (i)	34,886
	Total Participatory Notes (Cost $29,164)	34,886

	PREFERRED STOCKS - 0.63%
	Germany - 0.63%
1,236	Bayerische Motoren Werke AG - Preference Shares	83,263
4,155	Fuchs Petrolub SE - Preference Shares	234,434
442	Sartorius AG - Preference Shares	186,160
1,888	Volkswagen AG - Preference Shares	352,835
	Total Preferred Stocks (Cost $731,698)	856,692

	REAL ESTATE INVESTMENT TRUSTS - 0.44%
	Australia - 0.13%
9,369	Goodman Group	136,951
10,821	Stockland	34,937
		171,888
	Japan - 0.11%
49	Nippon Prologis REIT, Inc.	153,079

	Singapore - 0.10%
93,316	Mapletree Logistics Trust	142,024

	United Kingdom - 0.10%
10,091	Segro PLC	130,938
	Total Real Estate Investment Trusts (Cost $429,958)	597,929

	SHORT TERM INVESTMENTS - 0.48%
	Money Market Funds - 0.48%
644,511	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (d)	644,511
	Total Short Term Investments (Cost $644,511)	644,511

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.39%
	Investments Purchased with Proceeds from Securities Lending Collateral - 0.39%
527,984	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (d)	527,984
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $527,984)	527,984

	Total Investments (Cost $97,244,116) - 99.71%	134,800,771
	Other Assets in Excess of Liabilities - 0.29%	396,183
	TOTAL NET ASSETS - 100.00%	$135,196,954

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	All or portion of this security is on loan.
(d)	Seven-day yield as of December 31, 2020.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Less than 0.01%.
(g)	As of December 31, 2020, the Valuation Committee has fair valued this security. The value of this security was $3,691, which represents 0.00% of total net assets.
(h)	This security has been deemed illiquid pursuant to the Fund's liquidity guidelines. The value of this security totals $3,691, which represents 0.00% of total net assets.
(i)	Represents the value of the underlying security.

Glossary of Terms
ADR	- American Depositary Receipt

GuideMark® World ex-US Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2020

COMMON STOCKS
Aerospace & Defense	0.07%
Air Freight & Logistics	0.88%
Auto Components	0.20%
Automobiles	1.38%
Banks	5.23%
Beverages	0.72%
Biotechnology	0.69%
Building Products	1.02%
Capital Markets	3.81%
Chemicals	2.43%
Commercial Services & Supplies	0.36%
Communications Equipment	0.17%
Construction & Engineering	2.49%
Construction Materials	0.77%
Containers & Packaging	0.12%
Diversified Financial Services	1.29%
Diversified Telecommunication Services	2.37%
Electric Utilities	2.18%
Electrical Equipment	1.01%
Electronic Equipment, Instruments & Components	1.32%
Energy Equipment & Services	0.15%
Entertainment	0.40%
Food & Staples Retailing	4.52%
Food Products	3.78%
Gas Utilities	0.21%
Health Care Equipment & Supplies	3.11%
Health Care Providers & Services	0.44%
Health Care Technology	0.33%
Hotels, Restaurants & Leisure	1.20%
Household Durables	1.91%
Household Products	0.67%
Independent Power and Renewable Electricity Producers	0.40%
Industrial Conglomerates	1.04%
Insurance	4.86%
Interactive Media & Services	0.95%
Internet & Direct Marketing Retail	1.87%
IT Services	2.36%
Leisure Equipment & Products	0.06%
Leisure Products	0.20%
Life Sciences Tools & Services	0.81%
Machinery	1.61%
Marine	0.90%
Media	1.01%
Metals & Mining	3.90%
Multiline Retail	0.90%
Multi-Utilities	0.92%
Oil, Gas & Consumable Fuels	2.04%
Paper & Forest Products	0.24%
Personal Products	1.78%
Pharmaceuticals	8.61%
Professional Services	1.98%
Real Estate Management & Development	0.36%
Road & Rail	0.40%
Semiconductors & Semiconductor Equipment	2.08%
Software	2.28%
Specialty Retail	1.91%
Technology Hardware, Storage & Peripherals	0.64%
Textiles, Apparel & Luxury Goods	3.99%
Tobacco	0.83%
Trading Companies & Distributors	2.80%
Transportation Infrastructure	0.06%
Water Utilities	0.17%
Wireless Telecommunication Services	0.51%
TOTAL COMMON STOCKS	97.70%

INVESTMENT COMPANIES
Exchange Traded Funds	0.04%
TOTAL INVESTMENT COMPANIES	0.04%

PARTICIPATORY NOTES
Machinery	0.03%
TOTAL PARTICIPATORY NOTES	0.03%

PREFERRED STOCKS
Automobiles	0.32%
Chemicals	0.17%
Health Care Equipment & Supplies	0.14%
TOTAL PREFERRED STOCKS	0.63%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.44%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.44%

SHORT TERM INVESTMENTS
Money Market Funds	0.48%
TOTAL SHORT TERM INVESTMENTS	0.48%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	0.39%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.39%

TOTAL INVESTMENTS	99.71%
Other Assets in Excess of Liabilities	0.29%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.